Consolidated Statements of Comprehensive Income - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Statement of comprehensive income [abstract]
Net earnings	$ 1,141,402	$ 1,035,195
Items that will be reclassified subsequently to net earnings (net of income taxes):
Net unrealized gains (losses) on translating financial statements of foreign operations	63,424	(141,465)
Net (losses) gains on derivative financial instruments and on translating long-term debt designated as hedges of net investments in foreign operations	(25,710)	13,109
Net unrealized losses on cash flow hedges	(28,456)	(12,261)
Net unrealized losses on available-for-sale investments	(2,054)	(3,509)
Items that will not be reclassified subsequently to net earnings (net of income taxes):
Net remeasurement gains (losses) on defined benefit plans	35,001	(611)
Other comprehensive income (loss)	42,205	(144,737)
Comprehensive income	$ 1,183,607	$ 890,458